Restructuring costs and similar items (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Summary of Restructuring Costs and Similar Items	Restructuring costs and similar items amounted to €1,138 million in 2025, €1,396 million in 2024 and €1,030 million in 2023, and were comprised of the following items:

(€ million)	2025	2024	2023 (a)
Employee-related expenses	359	963	404
Charges, gains or losses on assets(b)	244	4	273
Costs related to transformation programs	195	285	330
Other(c)	340	144	23
Total	1,138	1,396	1,030
(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
(b)This line consists of impairment losses and accelerated depreciation charges related to closed or divested sites (including leased sites), and gains or losses on divestments of assets arising from reorganization decisions made by Sanofi.
(c) This line includes transaction, integration and separation costs in connection with material acquisitions or divestitures for €312 million in 2025, which are mainly related to the Blueprint Medicines acquisition (see Note D.1.).